Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 30,889,784
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,703,892
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	9,178,501
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,956,677
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 50,714